Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 08, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Allowance for credit loss	$ 1,160	$ 0
Impairment expense		685,666
Deferred revenue	$ 700,000	$ 0
OEM Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred revenue			$ 700,000
Deferred revenue expected to be used			$ 700,000